Summary of Detailed Trade and Other Receivables Explanatory (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2021 – ($55)	$ 490	$ 877
Value-added tax	182	372
Grant receivable	179
Other	56	65
Trade and other receivables	$ 907	$ 1,314